Submission	Sep. 29, 2026
Submission [Line Items]
Central Index Key	0001572694
Registrant Name	Goldman Sachs BDC, Inc.
Registration File Number	333-299193
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES